Net fee and commission income	12 Months Ended
Dec. 31, 2017
Consolidated and separate financial statements [line items]
Net fee and commission income

The notes included in this section focus on the results and performance of the Group. Information on the income generated, expenditure incurred, segmental performance, tax, earnings per share and dividends are included here. For further detail on performance, please see Income statement commentary within Financial review (unaudited) on page 167.

4 Net fee and commission income

Accounting for net fee and commission income

The Group applies IAS 18 Revenue. Fees and commissions charged for services provided or received by the Group are recognised as the services are provided, for example on completion of the underlying transaction.

	2017	2016	2015
	£m	£m	£m
Fee and commission income
Banking, investment management and credit related fees and commissions	8,622	8,452	8,340
Foreign exchange commission	129	118	130
Fee and commission income	8,751	8,570	8,470
Fee and commission expense	(1,937)	(1,802)	(1,611)
Net fee and commission income	6,814	6,768	6,859

Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Net fee and commission income
b Net fee and commission income

	2017	2016	2015
	£m	£m	£m
Banking, investment management and credit related fees and commissions	8,646	8,507	8,365
Foreign exchange commission	129	118	129
Fee and commission income	8,775	8,625	8,494
Fee and commission expense	(1,901)	(1,789)	(1,611)
Net fee and commission income	6,874	6,836	6,883